Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands	Total	Common Stock	Additional Paid-In Capital	Surplus	Retained Earnings	Accumulated Other Comprehensive Income (Loss), Net of Tax	Treasury Stock	Unearned ESOP Shares
Balance at Dec. 31, 2009	$ 49,872	$ 48	$ 21,188	$ 770	$ 28,620	$ 1,817	$ (1,033)	$ (1,538)
Net income	2,591				2,591
Other comprehensive income	224					(2,367)
Treasury shares purchased	(111)						(111)
ESOP shares earned	63		(28)					91
Balance at Dec. 31, 2010	50,048		21,160	770	31,211	(550)	(1,144)	(1,447)
Net income	778				778
Other comprehensive income	1,352					574
ESOP shares earned	21		(1)					22
Balance at Mar. 31, 2011	51,421	48	21,159	770	31,989	24	(1,144)	(1,425)
Balance at Dec. 31, 2010	50,048	48	21,160	770	31,211	(550)	(1,144)	(1,447)
Net income	3,242				3,242
Other comprehensive income	5,823					2,581
Cash dividends on common stock ($0.04 per share)	(186)				(186)
Treasury shares purchased	(134)						(134)
ESOP shares earned	81		(9)					90
Issuance of restricted stock awards		1	(1)
Stock award and option expense	71		71
Balance at Dec. 31, 2011	55,703	49	21,221	770	34,267	2,031	(1,278)	(1,357)
Net income	927				927
Other comprehensive income	992					65
Cash dividends on common stock ($0.04 per share)	(186)				(186)
ESOP shares earned	20		(3)					23
Stock award and option expense	61		61
Balance at Mar. 31, 2012	$ 56,590	$ 49	$ 21,279	$ 770	$ 35,008	$ 2,096	$ (1,278)	$ (1,334)